REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2016	$ 3,587
2017	3,587
2018	3,587
2019	3,587
2020 and thereafter	166,618
Estimated amortization expenses	$ 180,966